Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets	$ 176	$ 194
Derivative liabilities	445	458
Current in "Other current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	169	184
Current in "Other current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	10	15
Current in "Other current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	159	169
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	123	140
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	8	13
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Current in "Other current assets" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	1	5
Current in "Other current assets" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Current in "Other current assets" | Other equity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	4
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	23	11
Current in "Other current assets" | Other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	10	15
Non-current in "Other non-current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	35	27
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	35	27
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	30	21
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Non-current in "Other non-current assets" | Other equity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	5	6
Non-current in "Other non-current assets" | Other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Current in "Other current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	230	121
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	23	9
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	207	112
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	4
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	177	80
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	3	12
Current in "Other current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	18	5
Current in "Other current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	1	3
Current in "Other current liabilities" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Current in "Other current liabilities" | Other equity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	26	17
Current in "Other current liabilities" | Other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Non-current in "Other non-current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	246	367
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	232	349
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	14	18
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	4
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	9	5
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	57
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	0
Non-current in "Other non-current liabilities" | Cross-currency interest rate swaps | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	230	288
Non-current in "Other non-current liabilities" | Other equity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	5	13
Non-current in "Other non-current liabilities" | Other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 0	$ 0